Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2019

FFH-QTLY-0919
1.819942.114

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.8%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,093,532
3.375% 8/15/26	680,000	623,110
		1,716,642
Nonconvertible Bonds - 88.2%
Aerospace - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,620,000	1,695,168
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,500,000	1,552,500
TransDigm, Inc. 6.25% 3/15/26 (a)	1,605,000	1,683,244
		4,930,912
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	1,665,000	1,764,900
Banks & Thrifts - 2.8%
Ally Financial, Inc.:
3.875% 5/21/24	485,000	500,763
5.125% 9/30/24	770,000	843,150
5.75% 11/20/25	4,130,000	4,610,113
8% 11/1/31	1,995,000	2,666,318
		8,620,344
Broadcasting - 1.7%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,711,950
4.625% 7/15/24 (a)	430,000	442,599
5% 8/1/27 (a)	2,285,000	2,356,406
5.375% 7/15/26 (a)	800,000	836,000
		5,346,955
Cable/Satellite TV - 7.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,750,000	1,758,750
5% 2/1/28 (a)	3,055,000	3,135,347
5.125% 5/1/23 (a)	1,105,000	1,131,410
5.125% 5/1/27 (a)	2,110,000	2,175,938
5.5% 5/1/26 (a)	1,150,000	1,200,313
5.875% 5/1/27 (a)	1,630,000	1,709,463
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,745,000	3,840,872
5.5% 4/15/27 (a)	1,320,000	1,382,700
DISH DBS Corp.:
5.875% 11/15/24	1,330,000	1,236,927
7.75% 7/1/26	815,000	794,625
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,525,700
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,455,000	4,560,806
		24,452,851
Capital Goods - 1.1%
AECOM:
5.125% 3/15/27	2,000,000	2,095,000
5.875% 10/15/24	1,155,000	1,247,400
		3,342,400
Chemicals - 2.4%
CF Industries Holdings, Inc. 5.15% 3/15/34	80,000	79,000
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,320,800
Olin Corp.:
5% 2/1/30	360,000	349,992
5.125% 9/15/27	1,695,000	1,704,234
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	880,000
7% 5/15/25	730,000	716,033
Valvoline, Inc. 4.375% 8/15/25	1,065,000	1,072,988
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,296,000
		7,419,047
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	2,090,000	2,142,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,796,904
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,236,150
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	478,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	890,000	905,575
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	822,150
		7,381,429
Diversified Financial Services - 8.6%
FLY Leasing Ltd. 5.25% 10/15/24	1,385,000	1,420,041
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,185,000	4,226,850
6.25% 2/1/22	1,970,000	2,024,411
6.25% 5/15/26 (a)	700,000	720,188
MSCI, Inc.:
4.75% 8/1/26 (a)	2,350,000	2,444,000
5.375% 5/15/27 (a)	545,000	578,561
Navient Corp.:
5.5% 1/25/23	1,670,000	1,727,949
5.875% 10/25/24	110,000	112,750
6.125% 3/25/24	210,000	220,786
6.5% 6/15/22	460,000	489,762
6.625% 7/26/21	2,370,000	2,514,143
7.25% 1/25/22	605,000	657,938
7.25% 9/25/23	1,765,000	1,926,056
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	375,000	388,620
5.25% 8/15/22 (a)	965,000	1,018,644
5.5% 2/15/24 (a)	1,775,000	1,917,533
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,320,000	2,349,000
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,236,031
7.125% 3/15/26	500,000	561,563
		26,534,826
Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	890,000	858,850
5.5% 10/1/21 (a)	135,000	135,338
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,296,435
		3,290,623
Energy - 13.4%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	990,000	1,077,764
5.875% 3/31/25	1,590,000	1,749,159
7% 6/30/24	2,245,000	2,553,732
Cheniere Energy Partners LP:
5.25% 10/1/25	2,585,000	2,678,758
5.625% 10/1/26	1,155,000	1,221,413
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(c)	1,290,000	1,283,552
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	2,795,000	2,841,341
6.25% 4/1/23	845,000	859,830
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,130,000	1,144,125
DCP Midstream Operating LP 5.375% 7/15/25	1,060,000	1,124,946
Duke Energy Field Services 8.125% 8/16/30	315,000	396,900
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	195,000	201,825
5.75% 1/30/28 (a)	195,000	206,700
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,172,947
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,637,913
5.75% 10/1/25 (a)	1,279,000	1,243,828
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	296,250
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	740,000	745,550
Nabors Industries, Inc. 5.5% 1/15/23	490,000	458,150
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,777,600
4.5% 9/15/27 (a)	255,000	256,201
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,850,000	1,863,875
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,200,000	1,245,360
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	395,000	389,569
5.625% 11/15/23	1,000,000	962,500
SemGroup Corp.:
6.375% 3/15/25	190,000	182,400
7.25% 3/15/26	1,655,000	1,605,350
Summit Midstream Holdings LLC 5.75% 4/15/25	1,975,000	1,698,500
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	800,000	828,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,135,000	1,136,078
5.125% 2/1/25	780,000	803,556
5.375% 2/1/27	390,000	405,600
5.875% 4/15/26	1,840,000	1,942,948
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	355,344
5% 1/31/28 (a)	385,000	390,775
6.625% 6/15/25 (a)(b)	652,000	687,860
		41,426,199
Food/Beverage/Tobacco - 4.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	905,000	905,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,615,000	2,699,988
5.875% 7/15/24 (a)	2,340,000	2,404,350
6.75% 2/15/28 (a)	280,000	301,000
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)(d)	825,000	823,969
6.5% 4/15/29 (a)	765,000	821,419
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	875,000	914,375
4.875% 11/1/26 (a)	565,000	586,188
Vector Group Ltd. 6.125% 2/1/25 (a)	3,230,000	3,060,651
		12,516,940
Gaming - 4.2%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,068,730
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,225,000	1,230,527
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,387,450
4.5% 1/15/28	1,525,000	1,523,094
5.75% 2/1/27 (a)	270,000	291,333
MGM Mirage, Inc. 5.75% 6/15/25	1,320,000	1,426,854
Scientific Games Corp. 5% 10/15/25 (a)	1,000,000	1,022,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,930,000	1,978,250
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,115,000	1,115,697
		13,044,435
Healthcare - 8.5%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	425,000	449,438
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,236,825
HCA Holdings, Inc.:
5% 3/15/24	255,000	276,760
5.25% 6/15/26	1,545,000	1,714,760
Hologic, Inc.:
4.375% 10/15/25 (a)	780,000	783,307
4.625% 2/1/28 (a)	150,000	153,750
IMS Health, Inc.:
5% 10/15/26 (a)	1,500,000	1,567,500
5% 5/15/27 (a)	820,000	854,752
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,710,000	1,769,850
5.25% 8/1/26	1,455,000	1,509,563
6.375% 3/1/24	880,000	924,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	1,009,746
Service Corp. International 5.125% 6/1/29	425,000	447,313
Teleflex, Inc.:
4.625% 11/15/27	505,000	524,392
4.875% 6/1/26	1,955,000	2,033,200
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,120,625
4.625% 7/15/24	2,520,000	2,567,250
5.125% 5/1/25	1,200,000	1,195,752
6.25% 2/1/27 (a)	470,000	486,450
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	2,540,000	2,679,700
Wellcare Health Plans, Inc.:
5.25% 4/1/25	500,000	518,855
5.375% 8/15/26 (a)	2,205,000	2,332,074
		26,155,862
Homebuilders/Real Estate - 0.6%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,378,625
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	446,512
		1,825,137
Hotels - 1.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,345,000	1,362,082
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	768,750
4.875% 4/1/27	445,000	461,131
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,062,075
		3,654,038
Leisure - 0.3%
Mattel, Inc. 6.75% 12/31/25 (a)	895,000	940,887
Metals/Mining - 1.0%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,905,000	1,909,896
4.55% 11/14/24	340,000	348,568
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	900,000	850,500
		3,108,964
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	635,000	660,400
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	825,000	843,167
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,342,250
		2,185,417
Services - 1.6%
Aramark Services, Inc. 4.75% 6/1/26	2,460,000	2,524,575
CDK Global, Inc.:
4.875% 6/1/27	505,000	522,094
5.25% 5/15/29 (a)	140,000	145,250
Corrections Corp. of America:
4.125% 4/1/20	305,000	303,094
4.625% 5/1/23	145,000	137,859
5% 10/15/22	530,000	519,400
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	230,000	234,888
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	602,913
		4,990,073
Super Retail - 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	465,000	487,669
Technology - 6.4%
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,417,500
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,375,144
First Data Corp. 5.375% 8/15/23 (a)	1,255,000	1,288,509
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	401,213
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,577,225
Open Text Corp. 5.875% 6/1/26 (a)	2,015,000	2,150,428
Qorvo, Inc. 5.5% 7/15/26	1,330,000	1,400,889
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	2,015,499
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	460,556
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,040,000
Symantec Corp. 5% 4/15/25 (a)	4,385,000	4,474,184
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,265,000	2,208,375
		19,809,522
Telecommunications - 8.3%
Altice Financing SA:
6.625% 2/15/23 (a)	2,240,000	2,310,000
7.5% 5/15/26 (a)	433,000	453,568
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	460,000	481,298
7.5% 10/15/26 (a)	1,355,000	1,446,463
Equinix, Inc. 5.875% 1/15/26	1,625,000	1,726,075
Level 3 Financing, Inc.:
5.25% 3/15/26	1,186,000	1,234,923
5.375% 5/1/25	900,000	927,000
5.625% 2/1/23	2,000,000	2,026,000
Millicom International Cellular SA:
6% 3/15/25 (a)	110,000	114,125
6.625% 10/15/26 (a)	2,125,000	2,317,578
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,600,000	4,887,480
Qwest Corp. 6.75% 12/1/21	510,000	547,562
SBA Communications Corp. 4.875% 9/1/24	1,000,000	1,028,620
SFR Group SA 7.375% 5/1/26 (a)	1,300,000	1,385,313
T-Mobile U.S.A., Inc. 4.5% 2/1/26	845,000	860,844
Telecom Italia Capital SA:
6% 9/30/34	295,000	299,425
6.375% 11/15/33	165,000	173,283
Telecom Italia SpA 5.303% 5/30/24 (a)	1,640,000	1,732,250
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	1,200,000	1,214,400
U.S. West Communications 7.25% 9/15/25	560,000	627,374
		25,793,581
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	2,045,000	2,173,017
5.25% 5/15/24 (a)	520,000	558,178
5.5% 1/15/23 (a)	820,000	876,662
		3,607,857
Utilities - 6.3%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	525,000	544,530
DCP Midstream Operating LP 5.125% 5/15/29	1,000,000	1,030,000
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,522,000	1,630,443
InterGen NV 7% 6/30/23 (a)	1,635,000	1,487,850
NRG Energy, Inc.:
5.25% 6/15/29 (a)	625,000	658,469
5.75% 1/15/28	515,000	548,475
6.625% 1/15/27	2,390,000	2,548,194
NRG Yield Operating LLC 5% 9/15/26	790,000	790,000
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,768,685	2,972,875
The AES Corp.:
4.875% 5/15/23	1,605,000	1,625,095
6% 5/15/26	1,880,000	2,002,764
Vistra Operations Co. LLC:
5% 7/31/27 (a)	590,000	604,013
5.5% 9/1/26 (a)	3,020,000	3,155,900
		19,598,608

TOTAL NONCONVERTIBLE BONDS		272,889,876

TOTAL CORPORATE BONDS
(Cost $265,764,608)		274,606,518

Bank Loan Obligations - 1.0%
Energy - 0.5%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.825% 5/7/25 (b)(c)	1,529,525	1,487,463
Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.99% 6/15/24 (b)(c)	1,503,494	1,484,700
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,934,796)		2,972,163

Preferred Securities - 3.9%
Banks & Thrifts - 3.4%
Bank of America Corp.:
6.1% (b)(e)	1,335,000	1,456,886
6.25% (b)(e)	3,180,000	3,469,889
6.5% (b)(e)	450,000	500,738
Barclays PLC 7.875% (Reg. S) (b)(e)	1,690,000	1,757,600
Royal Bank of Scotland Group PLC 7.5% (b)(e)	1,065,000	1,082,306
Wells Fargo & Co. 5.9% (b)(e)	2,000,000	2,122,500

TOTAL BANKS & THRIFTS		10,389,919

Energy - 0.5%
Andeavor Logistics LP 6.875% (b)(e)	1,700,000	1,700,000
TOTAL PREFERRED SECURITIES
(Cost $11,550,526)		12,089,919
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 2.43% (f)
(Cost $16,153,396)	16,150,166	16,153,396
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $296,403,326)		305,821,996
NET OTHER ASSETS (LIABILITIES) - 1.1%		3,397,788
NET ASSETS - 100%		$309,219,784

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,846,849 or 48.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,298
Total	$80,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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